Morgan, Lewis & Bockius LLP

One Federal Street

Boston, Massachusetts 02110

January 8, 2016

VIA ELECTRONIC TRANSMISSION

U.S. Securities and Exchange Commission

Division of Investment Management

100 F Street, NE

Washington, DC 20549

Re:	Pioneer Series Trust V
Post-Effective Amendment No. 27 to the Registration Statement on
Form N-1A (File Nos. 333-129005 and 811-21893)

Ladies and Gentlemen:

On behalf of Pioneer Series Trust V, a Delaware statutory trust (the “Trust”), we are hereby filing Post-Effective Amendment No. 27 to the Trust’s Registration Statement on Form N-1A under the Securities Act of 1933, as amended (the “1933 Act”) (the “Amendment”), relating to Pioneer Absolute Return Bond Fund, Pioneer Global Equity Fund, Pioneer High Income Municipal Fund, Pioneer Long/Short Bond Fund and Pioneer Long/Short Opportunistic Credit Fund (the “Funds”), each a series of the Trust.

The Amendment is being filed pursuant to Rule 485(b) under the 1933 Act for the purpose of submitting exhibits containing interactive data format risk/return summary information relating to the Funds, and does not contain disclosures that would render the Amendment ineligible to become effective pursuant to paragraph (b) of Rule 485.

Please call the undersigned at (617) 951-8458 or Toby R. Serkin at (617) 951-8760 with any comments or questions relating to the filing.

Sincerely,

/s/ Jeremy B. Kantrowitz

Jeremy B. Kantrowitz